Income taxes - Settlement program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 USD ($)
Income taxes
Income tax and social contribution settlement liability	$ 2,744	$ 3,907
Current income tax and social contribution settlement liability	340	431
Non-current income tax and social contribution settlement liability	$ 2,404	$ 3,476
Remaining monthly installments of settlement liability | installment	94
SELIC rate (in percentage)	2.00%	4.50%